Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000098007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	46.05%	19.15%	17.27%
C000098009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	52.61%	19.53%	16.94%
C000098010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000098006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000098007
Average Annual Return [Line Items]
Average Annual Return, Percent	54.96%	20.57%	17.97%
Without Sales Load [Member] | C000098009
Average Annual Return [Line Items]
Average Annual Return, Percent	53.61%	19.53%	16.94%
Without Sales Load [Member] | C000098010
Average Annual Return [Line Items]
Average Annual Return, Percent	55.27%	20.79%	18.16%
Without Sales Load [Member] | C000098006
Average Annual Return [Line Items]
Average Annual Return, Percent	55.29%	20.81%	18.22%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	53.42%	21.47%	20.34%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	53.42%	21.47%	20.34%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	53.42%	21.47%	20.34%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	53.42%	21.47%	20.34%